Victory Pioneer Equity Income VCT Portfolio Performance Management - Victory Pioneer Equity Income VCT Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment Performance
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows changes in the performance of the Class I shares of the Fund (and predecessor fund) from calendar year to calendar year over the past 10 years. The performance table shows the average annual total returns of Class I shares of the Fund (and predecessor fund) over the same period and compares these returns to one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy.
Bar Chart [Heading]	Calendar Year Returns for Class I Shares
Bar Chart Closing [Text Block]	For the period covered by the bar chart:During the periods shown in the chart:ReturnsQuarter endedHighest Quarter15.23%June 30, 2020Lowest Quarter-26.08%March 31, 2020
Performance Table Heading	Average Annual Total Returns(For the Periods Ended December 31, 2025)
Performance Availability Website Address [Text]	vcm.com
Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	15.23%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(26.08%)
Lowest Quarterly Return, Date	Mar. 31, 2020